Document and Entity Information	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	CARVANA CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38073
Entity Tax Identification Number	81-4549921
Entity Address, Address Line One	1930 W. Rio Salado
Entity Address, Address Line Two	Parkway
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	480
Local Phone Number	719-8809
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par value $0.001 Per Share
Trading Symbol	CVNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On February 24, 2022, Carvana Co. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) in connection with its entry into a definitive agreement to acquire the U.S. physical auction business of ADESA, Inc. (the “Acquired Business”) from KAR Auction Services, Inc., for approximately $2.2 billion (the “Purchase Agreement”). On February 25, 2022, the Company filed Amendment No. 1 to the Initial Form 8-K for the sole purpose of adding the Purchase Agreement as an exhibit to the Initial Form 8-K.This Current Report on Form 8-K/A (“Form 8-K/A”) amends the Initial Form 8-K, as amended, to include the non-statutory carve-out audited historical financial statements of the Acquired Business required by Item 9.01(a) of Form 8-K and the unaudited pro forma financial statements required by Item 9.01(b) of Form 8-K. Such information should be read in conjunction with the Initial Form 8-K, as amended. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and the Acquired Business would have achieved had the companies been combined during the period presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve. Except as described above, all other information in the Initial Form 8-K, as amended, remains unchanged.
Entity Central Index Key	0001690820